UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM  DEPOSITOR,  LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2023-NQM4 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Bryan Wulfsohn, 212-207-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM DEPOSITOR, LLC

Date: December 8, 2023	/s/ Bryan Wulfsohn
	Name:	Bryan Wulfsohn
	Title:	Vice President

EXHIBIT INDEX

99.01       Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.02       Canopy ATR QM Report

99.03       Canopy Rating Agency Grades Detail Report

99.04       Canopy Rating Agency Grades Summary Report

99.05       Canopy Valuation Report

99.06       Canopy Supplemental Data Report

99.07       Canopy Data Compare Report

99.08       Clayton Services LLC (“Clayton”) Narrative

99.09       Clayton Conditions Summary Report

99.10       Clayton Conditions Detail Report

99.11       Clayton Loan Grades Report

99.12       Clayton Loan Level Tape Compare

99.13       Clayton Non ATR QM Upload Report

99.14       Clayton RA ATR QM Data Report

99.15       Clayton Valuations Summary Report

99.16       Clayton Waived Conditions Summary Report

99.17        Consolidated Analytics, Inc. (“CA”) Narrative

99.18        CA Due Diligence Standard Report

99.19        CA Grading Summary

99.20        CA Valuation Summary

99.21        CA Data Compare Report

99.22        CA Supplemental Report

99.23       Evolve Mortgage Services (“Evolve”) Narrative

99.24       Evolve Rating Agency Grades Report

99.25       Evolve Exception Detail Report

99.26       Evolve Valuation Report

99.27       Evolve Data Compare Report

99.28       Evolve QM ATR Data Report

99.29       Evolve Business Purpose Report

99.30       Infinity IPS, Inc. (“Infinity”) Narrative

99.31       Infinity Data Compare Report (LauraMac)

99.32       Infinity Supplemental Data Report (LauraMac)

99.33       Infinity Rating Agency Grades Summary Report (LauraMac)

99.34       Infinity Rating Agency Grades Detail Report (LauraMac)

99.35       Infinity Valuation Report (LauraMac)

99.36       Infinity Business Purpose Report (LauraMac)

99.37       Infinity RA ATR QM Data Report (LauraMac)

99.38       Infinity Data Compare Report (Scienna)

99.39       Infinity Supplemental Data Report (Scienna)

99.40       Infinity Rating Agency Grades Summary Report (Scienna)

99.41       Infinity Loan Level Exception Report (Scienna)

99.42       Infinity Valuation Report (Scienna)

99.43       Infinity Individual Exception Report (Scienna)

99.44       Selene Diligence LLC (“Selene”) Narrative

99.45       Selene Rating Agency Grades Summary Report

99.46       Selene Standard Findings Report

99.47       Selene Valuation Report

99.48       Selene MLS Report

99.49       Selene Business Purpose Report

99.50       Selene Data Compare Report

99.51       Selene Supplemental Data Report

99.52       StoneHill Group, Inc. (“Stonehill”) Narrative

99.53       Stonehill ATR or QM Report

99.54       Stonehill Business Purpose Report

99.55       Stonehill Data Compare Report

99.56       Stonehill RA Grades Summary Report

99.57       Stonehill RA Grades Detail Report

99.58       Stonehill Valuation Report